Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. The Human Resources & Compensation Committee does not utilize CAP as the basis for making compensation decisions.For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” beginning on page 34. Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in Company stock price and, therefore, may be higher or lower than the values shown in the “Summary Compensation Table” on page 47.
Year	Summary Compensation Table for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Fixed $100 Investment Based On:		Net Income (in millions) ($)(6)	Adjusted EBITDA (in millions) ($)(7)
					Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($)(5)
2023	5,430,348	10,254,450	1,365,319	2,265,867	179.64	217.61	173.4	410.7
2022	5,474,181	(7,208,968)	1,383,791	(1,091,239)	129.69	146.67	245.4	464.3
2021	6,048,793	17,892,904	1,489,575	3,737,437	267.83	168.96	238.4	415.1
2020	4,875,559	17,020,954	1,197,365	3,611,711	175.36	126.46	121.3	260.2

(1)
Mr. Black was the CEO for each of 2023, 2022, 2021 and 2020.

(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following tables set forth the adjustments that were made to our NEOs’ total compensation in the Summary Compensation Table for each year to determine CAP. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

CEO Adjustments(a)(b)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,430,348	5,474,181	6,048,793	4,875,559
Deduct Equity Awards included in Summary Compensation Table	(3,618,677)	(3,424,675)	(2,997,491)	(2,384,356)
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	3,976,083	2,294,950	5,505,353	5,361,872
Add Change in Fair Value of Awards Granted in Prior Year and Outstanding and Unvested at Year-End	1,595,317	(7,411,707)	7,944,354	8,405,211
Add Change in Fair Value of Awards Granted in Prior Year that Vested during Year	2,871,379	(4,141,717)	1,391,895	762,668
Total CAP	10,254,450	(7,208,968)	17,892,904	17,020,954
Non-CEO Adjustments(a)(b)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	1,365,319	1,383,791	1,489,575	1,197,365
Deduct Equity Awards included in Summary Compensation Table	(690,865)	(641,866)	(584,358)	(452,406)
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	759,101	430,132	1,043,847	1,017,455
Add Change in Fair Value of Awards Granted in Prior Year and Outstanding and Unvested at Year-End	299,085	(1,485,813)	1,500,370	1,557,527
Add Change in Fair Value of Awards Granted in Prior Year that Vested during Year	533,227	(777,483)	288,003	291,770
Total CAP	2,265,867	(1,091,239)	3,737,437	3,611,711

(a)
The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. Refer to the “Option Exercises and Stock Vested in 2023 Fiscal Year” table on page 50 for discussion of the valuation assumptions used for equity awards on vesting date.

(b)
PSUs that settled in 2023 and 2022 each resulted in a payout of 200% of target, computed in accordance with FASB ASC Topic 718. Refer to “Performance Stock Units” on page 43 for the value of PSUs settled in 2023 and discussion of the performance criteria used for PSUs.

(3)
For each of 2023, 2022 and 2020, the other NEOs were Messrs. Guthrie, Brisendine, Salmon and Ketter. For 2021, the other NEOs were Messrs. Guthrie, Brisendine, Salmon, Ketter and Greg Weller, our former Executive Vice President, Operations.

(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement period beginning on December 27, 2019 and ending on December 31 of each of 2020 and 2021, December 30, 2022 and December 29, 2023 (which are the last trading days of each fiscal year), calculated in accordance with Item 201(e) of Regulation S-K.

(5)
The TSR peer group consists of the Dow Jones US Industrial Suppliers Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
Reflects Net Income as shown in the Company’s Annual Report on Form 10-K for 2023, 2022, 2021 and 2020.

(7)
We determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link CAP to the Company’s NEOs to Company performance for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this Proxy Statement for a reconciliation of Adjusted EBITDA to Net income (loss), the corresponding GAAP financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Black was the CEO for each of 2023, 2022, 2021 and 2020.
(3)
For each of 2023, 2022 and 2020, the other NEOs were Messrs. Guthrie, Brisendine, Salmon and Ketter. For 2021, the other NEOs were Messrs. Guthrie, Brisendine, Salmon, Ketter and Greg Weller, our former Executive Vice President, Operations.

Peer Group Issuers, Footnote	(5) The TSR peer group consists of the Dow Jones US Industrial Suppliers Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K
PEO Total Compensation Amount	$ 5,430,348	$ 5,474,181	$ 6,048,793	$ 4,875,559
PEO Actually Paid Compensation Amount	$ 10,254,450	(7,208,968)	17,892,904	17,020,954
Adjustment To PEO Compensation, Footnote
(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following tables set forth the adjustments that were made to our NEOs’ total compensation in the Summary Compensation Table for each year to determine CAP. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

CEO Adjustments(a)(b)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	5,430,348	5,474,181	6,048,793	4,875,559
Deduct Equity Awards included in Summary Compensation Table	(3,618,677)	(3,424,675)	(2,997,491)	(2,384,356)
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	3,976,083	2,294,950	5,505,353	5,361,872
Add Change in Fair Value of Awards Granted in Prior Year and Outstanding and Unvested at Year-End	1,595,317	(7,411,707)	7,944,354	8,405,211
Add Change in Fair Value of Awards Granted in Prior Year that Vested during Year	2,871,379	(4,141,717)	1,391,895	762,668
Total CAP	10,254,450	(7,208,968)	17,892,904	17,020,954
(a)
The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. Refer to the “Option Exercises and Stock Vested in 2023 Fiscal Year” table on page 50 for discussion of the valuation assumptions used for equity awards on vesting date.

(b)
PSUs that settled in 2023 and 2022 each resulted in a payout of 200% of target, computed in accordance with FASB ASC Topic 718. Refer to “Performance Stock Units” on page 43 for the value of PSUs settled in 2023 and discussion of the performance criteria used for PSUs.

Non-PEO NEO Average Total Compensation Amount	$ 1,365,319	1,383,791	1,489,575	1,197,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,265,867	(1,091,239)	3,737,437	3,611,711
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following tables set forth the adjustments that were made to our NEOs’ total compensation in the Summary Compensation Table for each year to determine CAP. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.
Non-CEO Adjustments(a)(b)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	1,365,319	1,383,791	1,489,575	1,197,365
Deduct Equity Awards included in Summary Compensation Table	(690,865)	(641,866)	(584,358)	(452,406)
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End	759,101	430,132	1,043,847	1,017,455
Add Change in Fair Value of Awards Granted in Prior Year and Outstanding and Unvested at Year-End	299,085	(1,485,813)	1,500,370	1,557,527
Add Change in Fair Value of Awards Granted in Prior Year that Vested during Year	533,227	(777,483)	288,003	291,770
Total CAP	2,265,867	(1,091,239)	3,737,437	3,611,711

(a)
The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. Refer to the “Option Exercises and Stock Vested in 2023 Fiscal Year” table on page 50 for discussion of the valuation assumptions used for equity awards on vesting date.

(b)
PSUs that settled in 2023 and 2022 each resulted in a payout of 200% of target, computed in accordance with FASB ASC Topic 718. Refer to “Performance Stock Units” on page 43 for the value of PSUs settled in 2023 and discussion of the performance criteria used for PSUs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the most important financial performance measures used by the Company to link CAP to the Company’s NEOs in 2023 to Company performance. The measures in this table are not listed in order of importance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis” beginning on page 34.
Financial Performance Measures
Adjusted EBITDA
Organic Daily Sales
Relative EBTA Growth
ROIC

Total Shareholder Return Amount	$ 179.64	129.69	267.83	175.36
Peer Group Total Shareholder Return Amount	217.61	146.67	168.96	126.46
Net Income (Loss)	$ 173,400,000	$ 245,400,000	$ 238,400,000	$ 121,300,000
Company Selected Measure Amount	410.7	464.3	415.1	260.2
PEO Name	Mr. Black
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
We determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most

	important performance measure used by the Company to link CAP to the Company’s NEOs to Company performance for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this Proxy Statement for a reconciliation of Adjusted EBITDA to Net income (loss), the corresponding GAAP financial measure
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Daily Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative EBTA Growth
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Mr. Black [Member] | Deduct Equity Awards included in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,618,677)	$ (3,424,675)	$ (2,997,491)	$ (2,384,356)
Mr. Black [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In current Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,976,083	2,294,950	5,505,353	5,361,872
Mr. Black [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,595,317	(7,411,707)	7,944,354	8,405,211
Mr. Black [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,871,379	(4,141,717)	1,391,895	762,668
Non-PEO NEO | Deduct Equity Awards included in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690,865)	(641,866)	(584,358)	(452,406)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In current Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	759,101	430,132	1,043,847	1,017,455
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,085	(1,485,813)	1,500,370	1,557,527
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 533,227	$ (777,483)	$ 288,003	$ 291,770